Stockholders' Equity (Deficit) and Mezzanine Equity - Stock Option Plan 2 (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Option Plan
Weighted-average grant date fair value (in dollars per share)		$ 0.03
Expected dividend yield		0.00%
Total stock-based compensation expense	$ 23,900,000	$ 24,492,000	$ 222,000
Operations and support
Stock Option Plan
Total stock-based compensation expense		2,991,000	36,000
Sales and marketing
Stock Option Plan
Total stock-based compensation expense		2,138,000	11,000
General and administrative
Stock Option Plan
Total stock-based compensation expense		19,363,000	$ 175,000
Wag Labs, Inc.
Stock Option Plan
Aggregate stock compensation expense remaining to be amortized		$ 59,400
Stock compensation expense expected to be recognized over a weighted average period		1 year 5 months 8 days
Options
Stock Option Plan
Expected dividend yield		0.00%	0.00%
Grant date fair values
Minimum volatility (%)			57.90%
Maximum volatility (%)			59.50%
Minimum risk-free interest rate (%)			0.70%
Maximum risk-free interest rate (%)			1.60%
Options | Minimum
Grant date fair values
Expected term			5 years 2 months 12 days
Options | Maximum
Grant date fair values
Expected term			9 years 11 months 19 days